Committments and Contingencies - Contract Minimums (Details) $ in Millions	Dec. 31, 2019 USD ($)
Pipeline Contracts
Contract Minimums
2020	$ 272.7
2021	259.5
2022	254.4
2023	245.2
2024	212.8
Thereafter	791.4
Total	2,036.0
Gas Purchase Commitments
Contract Minimums
2020	314.4
2021	356.6
2022	340.6
2023	317.9
2024	321.0
Thereafter	1,969.8
Total	$ 3,620.3